Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Property, Plant and Equipment, Net [Line Items]
Depreciation expense	$ 368,516	$ 314,344
Net carrying value	856	13,191
Gain on sale of fixed assets	$ 28	$ 1,448